Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adoption of new or amended IFRSs
Management has assessed the impact of new or amended and revised accounting standards and interpretations (IFRSs) issued by the (IASB), and IFRSs endorsed by the European Union.

As of 1 January 2018 Novo Nordisk applied, for the first time, IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’. The impact of the implementation of IFRS 9 and IFRS 15 has been immaterial in relation to recognition and measurement.

Effect from IFRS 9
The implementation of IFRS 9 'Financial instruments', which replaces IAS 39 'Financial Instruments: Recognition and Measurement', has had the effect that the changes to the fair value of minor shareholdings are now, on an investment-by-investment basis, recognised in either the income statement or other comprehensive income. For the current minor shareholdings all changes in the fair value are recognised in the income statement as financial income/expense. Previously fair value changes were recognised in other comprehensive income.
As a result of changed accounting practice relating to minor shareholdings, DKK 90 million has been moved from other reserves to retained earnings within equity as an adjustment to opening equity as at 1 January 2018.

From 1 January 2018, the classification of portfolios of trade receivables in certain geographies which are either sold under master factoring agreements or collected from the customer have changed from loans and receivables measured at amortised cost to fair value through other comprehensive income. No measurement adjustment arose at 1 January 2018 from the reclassification.

Furthermore the time value of currency options is now deferred in other comprehensive income and is recognised in the income statement at the time the hedged transaction affects the income statement (note 4.3). Due to immateriality of open options as at 31 December 2017, Novo Nordisk has implemented this change for new hedging relationships from 1 January 2018.

Effect from IFRS 15
The group has implemented IFRS 15 'Revenue from Contracts with Customers' using the modified retrospective approach.

IFRS 15 replaces the current standards on revenue (IAS 11 'Construction Contracts' and IAS 18 'Revenue'). There is no significant effect on the financial statements from the implementation of the Standard.

Other new interpretations effective 1 January 2018
It is assessed that application of other new interpretations effective on 1 January 2018 has not had a material impact on the Consolidated financial statements in 2018. Further, Management does not anticipate any significant impact on future periods from the adoption of these new interpretations.

New or amended IFRSs that have been issued but have not yet come into effect and have not been adopted early
In addition to the above, the IASB has issued a number of new or amended and revised accounting standards and interpretations that have not yet come into effect. The following standard is expected to have the most significant impact on current accounting regulation:

	Description	Implementation	Impact

IFRS 16 Leases (endorsed by the EU)
IFRS 16 replaces IAS 17, and will change the accounting treatment of leases that are currently treated as operating leases. The standard requires all leases, where Novo Nordisk is the lessee, regardless of type and with few exceptions, to be recognised in the balance sheet as an asset with a related liability. The lease expense will be split between a depreciation charge included in operating costs and an interest expense on lease liabilities included in financial expenses. Currently, the annual costs relating to operating leases are recognised as a single expense amount in the income statement.

Novo Nordisk will adopt the standard on the effective date, 1 January 2019.

The standard will be implemented using the modified retrospective approach, meaning that comparative information is not restated. The cumulative effect of initially applying IFRS 16 will be presented as an adjustment to opening retained earnings under equity.

The changes require capitalisation of the majority of the Group’s operating leases. This will increase assets and liabilities by 3-4% of the Group's total assets, thus affecting the financial ratios related to the balance sheet.

The impact on operating profit will be insignificant.

Cash flow from operating activities will increase as the substantial portion of lease payments will be classified as financing cash outflows.

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity.

Where necessary, adjustments are made to bring the financial statements of subsidiaries in line with the Novo Nordisk Group's accounting policies. All intra-Group transactions, balances, income and expenses are eliminated in full when consolidated.

The results of subsidiaries acquired or disposed of during the year are included in the Consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies
Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.

Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.

All effects of exchange rate adjustments are recognised in other comprehensive income being:

•	The translation of foreign subsidiaries’ net assets at the beginning of the year to the exchange rates at the end of the reporting period.
•The translation of foreign subsidiaries’ statements of comprehensive income at average to year-end exchange rates.

Revenue recognition
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a point in time, typically on delivery.

Sales are measured at the fair value of the consideration received or receivable. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

On some markets Novo Nordisk is selling products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns is recorded as a reduction in sales.
Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Operating segments
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors.

We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.

Research and development costs
Novo Nordisk’s research and development is mainly focused on:

•Insulins, GLP-1s and other therapeutic new anti-diabetic drugs for diabetes treatment.
•GLP-1s, combinations and new modes of action for weight management.
•Blood-clotting factors and new modes of action for haemophilia treatment.
•Human growth hormone for treatment of growth disorders.
•New modes of action including GLP-1 for treatment of NASH, cardiovascular- and chronic kidney disease.

The research activities utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone.

Novo Nordisk expenses all internal research costs. In line with industry practice, internal development costs are also expensed as incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. Hence, these do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development activities are carried out by Novo Nordisk’s research and development centres, mainly in Denmark, the US, the UK and China. Research and development trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. Further, the costs comprise amortisation, depreciation and impairment losses related to software and property, plant and equipment used in the research and development activities.

Certain research and development activities are recognised outside Research and development costs:

•Up-front payments and milestone payments paid to licence/research collaboration are capitalised as intangible assets. Amortisation is initiated when regulatory approval is obtained and amortisation is classified as Cost of goods sold over the useful life, please refer to note 3.1.
•Royalty expenses paid to partnerships after regulatory approval are expensed as Cost of goods sold.
•Royalty income received from partnerships is recognised as part of Other operating income, net.
•Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.

Employee costs and Retirement benefit obligations
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
Defined contribution plans
Novo Nordisk operates a number of defined contribution plans throughout the world. These plans are externally funded in entities that are legally separate from the Group. Novo Nordisk’s contributions to the defined contribution plans are charged to the income statement in the year to which they relate.

Defined benefit plans
In a few countries, Novo Nordisk operates defined benefit plans. The plan in the US is structured as a post-retirement healthcare plan covering all employees. From 2012, this plan was frozen such that it no longer credited future service or admitted new participants, and a new defined contribution plan was established covering all employees in the US.

The defined benefit plans for Germany cover all employees employed before November 2003. Obligations relating to employees employed after 2003 are covered by a defined contribution plan.

In Switzerland, the employee pension scheme is set up as a combined defined benefit and defined contribution plan, and is mandatory. In Germany and Switzerland, the defined benefit plans are partly reimbursed by international insurance companies. The risk related to the plan assets in these countries is therefore limited to counterparty risk against these insurance companies.

The plan in Japan covers all employees and is set up as a combined defined benefit and defined contribution plan.

Recognition of defined benefit plans
The costs for the year for defined benefit plans are determined using the projected unit credit method. This reflects services rendered by employees to the valuation dates and is based on actuarial assumptions primarily regarding discount rates used in determining the present value of benefits and projected rates of remuneration growth. Discount rates are based on the market yields of high-rated corporate bonds in the country concerned.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Past service costs are recognised immediately in the income statement.

Pension plan assets are only recognised to the extent that Novo Nordisk is able to derive future economic benefits such as refunds from the plan or reductions of future contributions. Novo Nordisk manages the allocation and investment of pension plan assets with the purpose of meeting the long-term objectives.

The Group’s defined benefit plans are pension plans and medical plans and are usually funded by payments from Group companies and by employees to funds independent of Novo Nordisk. Where a plan is unfunded, a liability for the retirement benefit obligation is recognised in the balance sheet. Costs recognised for retirement benefits are included in Cost of goods sold, Sales and distribution costs, Research and development costs, and Administrative costs.

The net obligation recognised in the balance sheet is reported as non-current liabilities.

Other operating income, net
Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as Other operating income. Other operating income also includes income from sale of intellectual property rights.

Divested subsidiaries
Other operating income, net, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on future net sales are recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement. Income from the transfer of the right to use intellectual property may contain development or regulatory milestones (variable consideration) on which the income is recognised when the significant uncertainties in achieving the milestones are resolved, due to the significant uncertainties inherent in the development of pharmaceutical products.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as Other operating income. Other operating income also includes income from sale of intellectual property rights.

Income taxes
The tax expense for the period comprises current and deferred tax as well as interest on tax cases ongoing or settled during the year. Further, it includes adjustments to previous years and changes in provision for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income.

Ongoing tax disputes, primarily related to transfer pricing cases, are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes
Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to company dividends provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The potential withholding tax amounts to DKK 367 million for 2018 (DKK 343 million in 2017).

The value of future tax deductions in relation to share programmes is recognised as deferred tax, until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to Equity.

Intangible Assets
Patents and licences, including acquired patents and licences for research and development projects, are carried at historical cost less accumulated amortisation and any impairment loss. Amortisation is based on the straight-line method over the estimated useful life. This is the shorter of the legal duration and the economic useful life, not exceeding 15 years. The amortisation of patents and licences begins after regulatory approval has been obtained.

Internal development of software for internal use is recognised as intangible assets if the recognition criteria are met, for example a significant business system where the expenditure leads to the creation of a durable asset. Amortisation is based on the straight-line method over the estimated useful life of 3-15 years. The amortisation begins when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by Management.

Research and development projects
Internal research costs are charged in full to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, internal development costs are also expensed until regulatory approval is obtained or is probable; please refer to note 2.3.

For acquired research and development projects, patents and licences the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is therefore always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition. Subsequent milestone payments payable on achievement of a contingent event (e.g. commencement of Phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. However, further internal development costs subsequent to acquisition are treated in the same way as other internal development costs.

Impairment of assets
Intangible assets with an indefinite useful life and intangible assets not yet available for use are not subject to amortisation. They are tested annually for impairment, irrespective of whether there is any indication that they may be impaired.

Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Factors considered material that could trigger an impairment test include the following:

•Development of a competing drug
•Changes in the legal framework covering patents, rights and licences
•Advances in medicine and/or technology that affect the medical treatments
•Lower-than-predicted sales
•Adverse impact on reputation and/or brand names
•Changes in the economic lives of similar assets
•Relationship to other intangible assets or property, plant and equipment
•Changes or anticipated changes in participation rates or reimbursement policies.

If the carrying amount of intangible assets exceeds the recoverable amount based on the existence of one or more of the above indicators of impairment, any impairment is measured based on discounted projected cash flows. Impairments are reviewed at each reporting date for possible reversal.

Property, plant and equipment
Property, plant and equipment is measured at historical cost less accumulated depreciation and any impairment loss. The cost of self-constructed assets includes costs directly and indirectly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo Nordisk and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful lives of the assets:

•Buildings: 12-50 years
•Plant and machinery: 5-16 years
•Other equipment: 3-10 years
•Land: not depreciated.

The depreciation commences when the asset is available for use, in other words when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management.

The assets’ residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period. If the asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount.

Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.

Inventories
Inventories are stated at the lower of cost and net realisable value. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour as well as indirect production costs. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance etc.

If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Inventory manufactured prior to regulatory approval (pre-launch inventory) is capitalised but immediately provided for, until there is a high probability of regulatory approval for the product. A write-down is made against inventory, and the cost is recognised in the income statement as Research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

Trade receivables
Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less allowance for doubtful trade receivables.

Before being sold trade receivables in factoring portfolios are measured at fair value with changes recognised in other comprehensive income.

The allowance for doubtful receivables is deducted from the carrying amount of Trade receivables, and the amount of the loss is recognised in the income statement under Sales and distribution costs. Subsequent recoveries of amounts previously written off are credited against Sales and distribution costs.

Provisions and contingent liabilities
Provisions for sales rebates and discounts granted to government agencies, wholesalers, retail pharmacies, Managed Care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered. Provisions are calculated based on historical experience and the specific terms in the individual agreements. Unsettled rebates are recognised as Provisions when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognised as Other liabilities. Please refer to note 2.1 for further information on sales rebates and provisions.

Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.

Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision for interest is recognised as a financial expense.

Novo Nordisk issues credit notes for expired goods as a part of normal business. Where there is historical experience or a reasonably accurate estimate of expected future returns can otherwise be made, a provision for estimated product returns is recorded. The provision is measured at gross sales value.

Treasury Shares
Treasury shares are primarily acquired to reduce the company’s share capital. In addition, a limited part is used to finance Novo Nordisk’s long-term share-based incentive programme (restricted stock units) and restricted stock units to employees.

Novo Nordisk’s guiding principle is that any excess capital, after the funding of organic growth opportunities and potential acquisitions, should be returned to investors. Novo Nordisk applies a pharmaceutical industry payout ratio to dividend payments, which are complemented by share repurchase programmes.

Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.20 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in Equity.

Earnings Per Share
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to ‘Financial definitions’ on p 95 for a description of calculation of the dilutive effect.

Derivative financial instruments
Novo Nordisk uses financial instruments to reduce the impact of foreign exchange on financial results.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to market risk. None of the derivatives are held for trading.

Novo Nordisk uses forward exchange contracts and to a minor extent currency options to hedge forecast transactions, assets and liabilities. The overall policy is to hedge the majority of total currency exposure.

Currently, net investments in foreign subsidiaries are not hedged.

Initial recognition and measurement
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

•	hedges of the fair value of a recognised asset or liability (fair value hedge)

•	hedges of the fair value of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised directly in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under Financial income or Financial expenses.

Fair value determination
The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period.

If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.

If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value.

Statement of Cash Flows
The cash flow statement shows how income and changes in balance sheet items affect cash and cash equivalents, in other words the cash generated or used in the period.

The cash flow statement is presented in accordance with the indirect method commencing with Net profit for the year. Cash flows in foreign currencies are translated to DKK at the average exchange rate for the respective year.

Cash from operating activities converts income statement items from the accrual basis of accounting to cash basis. As such, starting with net profit, non-cash items are reversed and actual payments included. Further, the change in working capital is taken into account, as this shows the development in money tied up in the balance sheet. Cash from investing activities shows payments related to the purchase and sale of Novo Nordisk’s long-term investments. This includes fixed assets such as construction of new production sites, intangible assets such as patents and licences, and financial assets.

Cash and cash equivalents consist of cash offset by short-term bank loans. Where short term bank loans are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement[1]. Financial resources consist of cash and cash equivalents, marketable securities with original maturity of less than three months and undrawn committed credit facilities expiring after more than one year.

Working capital	Working capital is defined as current assets less current liabilities and measures the liquid assets Novo Nordisk has available for the business.
Financial Assets
Management determines the classification of its financial assets on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Purchases and sales of financial assets are recognised on the settlement date. These are initially recognised at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Financial assets 'at fair value through the income statement'
Financial assets at fair value through the income statement consist of equity investments. Equity investments are included in other financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in other receivables and prepayments.

Net gains and losses arising from changes in the fair value of financial assets are recognised in the income statement as financial income or expenses.

The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.

Financial assets 'at amortised cost'
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables and other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less allowance for doubtful receivables.

Financial Liabilities
Management determines the classification of its financial assets on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Purchases and sales of financial assets are recognised on the settlement date. These are initially recognised at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Financial assets 'at fair value through the income statement'
Financial assets at fair value through the income statement consist of equity investments. Equity investments are included in other financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in other receivables and prepayments.

Net gains and losses arising from changes in the fair value of financial assets are recognised in the income statement as financial income or expenses.

The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.

Financial assets 'at amortised cost'
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables and other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less allowance for doubtful receivables.

Financial income and expenses
As described in note 4.2, management has chosen to classify the result of hedging activities as part of financial items in the income statement. financial items are primarily related to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement. Further, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of foreign currency assets and liabilities in non-hedged currencies will impact financial income and financial expenses.

Share-based compensation
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to Equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.